SUBSEQUENT EVENTS (Details Narrative) - USD ($)																3 Months Ended		4 Months Ended	12 Months Ended
	May 15, 2026	May 14, 2026	May 13, 2026	May 08, 2026	Apr. 20, 2026	Apr. 14, 2026	Mar. 25, 2026	Mar. 02, 2026	Feb. 05, 2026	Feb. 04, 2026	Feb. 03, 2026	Jan. 22, 2026	Jan. 21, 2026	Jan. 05, 2026	Nov. 28, 2025	Mar. 31, 2026	Mar. 31, 2025	May 12, 2026	Dec. 31, 2025	Dec. 31, 2024	Feb. 21, 2026	Feb. 20, 2026	Dec. 31, 2023
Subsequent Event [Line Items]
Stock issued during the period, shares of conversion							179,900		142,500
Debt Instrument, Face Amount																$ 97,017			$ 32,526
Maturity date															May 28, 2026
Common stock issued													5,000			3,786,060	1,643,970		2,665,555	1,417,204			1,096,303
Common stock outstanding													5,000			3,786,060			2,665,555	1,417,204	2,665,555	13,327,772,635
Common stock shares issued in round up of reverse stock split, shares												58,309							2,480,814,993	457,990,649
Stock issued during the period, value																$ 52,069	$ 260,805		$ 392,168	$ 1,212,370
Notes payable																18,658,590			18,448,173	$ 20,241,164
Accrued interest																$ 20,243			$ 130,181
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during the period, value of conversion				$ 23,023		$ 12,950
Stock issued during the period, shares of conversion				213,100		185,000
Common stock conversion price				$ 0.10804		$ 0.07	$ 0.04624		$ 0.0942
Debt stated percentage			15.00%								15.00%			15.00%
Debt Instrument, Face Amount			$ 110,000								$ 110,000			$ 100,000
Maturity date			May 13, 2027								Feb. 03, 2027			Jan. 05, 2027
Expenses	$ 93,000		$ 100,000								$ 100,000			$ 90,000
Legal fees			$ 10,000								$ 10,000			10,000
Common stock issued													5,000
Common stock outstanding													5,000
Common stock shares issued in round up of reverse stock split, shares													58,309
Stock issued during the period, value										$ 100,000				75,000				$ 47,068
Other receivables										$ 100,000				$ 75,000
Debt conversion original debt, interest rate of debt										5.00%				5.00%
Issuance of shares of common stock sold, net of issuance costs of $43,569, shares																		439,796
Notes payable																		$ 5,000
Accrued interest							$ 8,319		$ 13,424
Subsequent Event [Member] | Bluezone Beverages [Member]
Subsequent Event [Line Items]
Equity method investment ownership percentage													100.00%
Subsequent Event [Member] | Varon Spirits [Member]
Subsequent Event [Line Items]
Equity method investment ownership percentage													100.00%
Subsequent Event [Member] | Convertible Debt One [Member]
Subsequent Event [Line Items]
Debt stated percentage		12.00%			12.00%							12.00%
Debt Instrument, Face Amount		$ 100,000			$ 100,000							$ 147,000
Expenses												$ 140,000
Subsequent Event [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt stated percentage												12.00%
Debt Instrument, Face Amount												$ 75,000
Expenses												75,000
Legal fees		$ 7,000			$ 7,000							$ 7,000
Subsequent Event [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Stock issued during the period for services, shares					300,000			300,000